Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses [Abstract]
Research and development	$ 1,143	$ 233	$ 1,832	$ 1,474	$ 1,709	$ 1,621
General and administrative	151,451	1,065	152,426	2,440	2,981	1,640
Total operating expenses	152,594	1,298	154,258	3,914	4,690	3,261
Loss from operations	(152,594)	(1,298)	(154,258)	(3,914)	(4,690)	(3,261)
Net loss and comprehensive loss	$ (152,594)	$ (1,298)	$ (154,258)	$ (3,914)	$ (4,690)	$ (3,261)
Net loss per share — basic	$ (0.76)	$ (0.01)	$ (0.77)	$ (0.02)	$ (0.02)	$ (0.02)
Net loss per share — diluted	$ (0.76)	$ (0.01)	$ (0.77)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average number of shares during the period — basic	201,686,617	200,000,000	200,568,383	200,000,000	200,000,000	200,000,000
Weighted average number of shares during the period —diluted	201,686,617	200,000,000	200,568,383	200,000,000	200,000,000	200,000,000